Other Prepaid Expenses and Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other prepaid expenses and current assets

4. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2018	2019
Advances to suppliers	$307,774	$87,591
Value-added tax recoverable	942,710	1,106,954
Deposits	416,609	452,353
Prepaid media expenses	809,389	490,526
Prepaid insurance fee and service fees	294,458	315,700
Receivable from third party for sale of non-core assets and subsidiaries (Refer to Note 5)	2,443,404	—
Receivable from third party for sale of subsidiary (Refer to Note 13)	—	1,508,956
Other receivables from related parties (Refer to Note 18)	1,516,148	1,482,460
Other receivables and prepaid expenses	609,033	552,493
	$7,339,525	$5,997,033